Long-Term Debt (Senior Credit Facility Narrative) (Details)		12 Months Ended
	Apr. 29, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount		$ 24,536,000			$ 0
Secured net leverage ratio		3.93
Maximum [Member]
Debt Instrument [Line Items]
Secured net leverage ratio		4.50
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Secured net leverage ratio to exercise incremental term loan commitments description		Through December 31, 2018, the Company may request to exercise Incremental Term Loan Commitments, as defined in the CS Agreement, only if the Secured Net Leverage Ratio, adjusted for the requested Incremental Term Loan borrowing, is below 3.35 to 1.00. After December 31, 2018, the Company may request to exercise Incremental Term Loan Commitments for the greater of $100 million or an amount which would produce a Secured Net Leverage Ratio of 3.35 to 1.00.
Leverage ratio to incur permitted additional debt description		Through December 31, 2018, the Company is allowed to incur Permitted Additional Debt, as defined in the CS Agreement, only Total Leverage Ratio, adjustment for the Permitted Additional Debt, is below 4.50 to 1.00. After December 31, 2018, the Company may incur Permitted Additional Debt so long as the Total Leverage Ratio, adjusted for the Permitted Additional Debt, is below 5.50 to 1.00.
Letters of credit outstanding		$ 6,500,000
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 880,000,000
Debt Instrument, Unamortized Discount	$ 17,600,000
Term Facility Issued Percentage on Par Value	98.00%
Debt Instrument, Maturity Date		Apr. 29, 2022
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member] | CS Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		7.70%
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member] | CS Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	5.75%
Derivative, Floor Interest Rate	1.00%
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member] | CS Agreement [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.75%
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member] | CS Amendment [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		8.73%
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member] | CS Amendment [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		6.75%
Derivative, Floor Interest Rate		1.00%
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member] | CS Amendment [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		5.75%
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000
Debt Instrument, Maturity Date		Apr. 29, 2021
Line of credit, outstanding balance		$ 0
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member] | CS Amendment [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
Derivative, Floor Interest Rate		0.00%
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member] | CS Amendment [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member] | Scenario Forecast [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 75,000,000	$ 87,500,000